Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Growth Fund

(the “Fund”)

Supplement dated March 9, 2018, to the Fund’s

Prospectus dated October 1, 2017, as amended

In the section entitled “Fund Summary: Growth Fund – Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Fund Since
Scott Wilson, CFA Vice President and Portfolio Manager	2016
Richard Weiss Chief Investment Officer, Multi-Asset Strategies, Senior Vice President and Senior Portfolio Manager	2016
Gregory J. Woodhams, CFA Co-Chief Investment Officer, Growth Equity, Senior Vice President and Senior Portfolio Manager	2007
Justin M. Brown, CFA Vice President and Portfolio Manager	2016
Keith Lee, CFA Vice President and Senior Portfolio Manager	2016
Michael Li Vice President and Portfolio Manager	2016
Jeffrey Bourke, CFA Portfolio Manager	2016
Yulin Long, CFA Vice President, Portfolio Manager, and Senior Quantitative Analyst	2016
Tsuyoshi Ozaki Portfolio Manager	2017
Rajesh Gandhi, CFA Vice President and Senior Portfolio Manager	2016
James G. Gendelman Vice President and Portfolio Manager	2016
Jim Zhao Vice President and Portfolio Manager	2018

In the section entitled “Management – Investment Sub-Advisers,” the ninth paragraph on page 156 of the Prospectus is deleted in its entirety and replaced with the following:

American Century’s International Growth Strategy is managed by Rajesh Gandhi, James G. Gendelman and Jim Zhao. Mr. Gandhi, Vice President and Senior Portfolio Manager, has been a member of the International Growth team since joining American Century in 2002 and has been a portfolio manager since 2008. He is a CFA charterholder. Mr. Gendelman, Vice President and Portfolio Manager, has been a member of the International Growth team since joining American Century in 2015. Prior to joining American

Century, he was a fund co-manager at Marsico Capital Management, LLC. Mr. Zhao, Vice President and Portfolio Manager, has been a member of the team that manages the fund since joining American Century in 2009 as a senior investment analyst. He became a vice president and senior investment analyst in 2016 and a vice president and portfolio manager in 2017.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Growth Fund

(the “Fund”)

Supplement dated March 9, 2018, to the Fund’s

Statement of Additional Information dated October 1, 2017, as amended

In the section entitled “Portfolio Managers – Other Accounts,” the information with respect to American Century Investment Management, Inc. (“American Century”) is supplemented with the following:

Subadviser	Portfolio Manager	Other Accounts*
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $ millions)	No. of Accounts	Total Assets (in $ millions)

American Century	Jim Zhao	6	3,500	8	2,800	11	2,700

*As of November 24, 2017

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.